Summary of significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2020
Office Premises
Useful lives	47 to 51 years
Leasehold Improvements
Useful lives	over terms of the leases or the useful lives whichever is less
Furniture, Fixtures and Office Equipment
Useful lives	3 to 5 years
Furniture, Fixtures and Office Equipment | ZHEJIANG TIANLAN
Useful lives	5 years, with 5% residual value
Motor Vehicles
Useful lives	4 years
Motor Vehicles | ZHEJIANG TIANLAN
Useful lives	5 years, with 5% residual value
Testing Equipment
Useful lives	3 years
Land Use Right | ZHEJIANG TIANLAN
Useful lives	Over terms of the leases
Buildings and Leasehold Improvements | ZHEJIANG TIANLAN
Useful lives	11 to 50 years, with 5% residual value
Plant and Machineries | ZHEJIANG TIANLAN
Useful lives	5 to 10 years, with 5% residual value